SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
On October 22, 2020, in an extraordinary general meeting, the Company’s shareholders approved the 2020 Stock Incentive Plan (the "Plan”). The Plan was amended and restated on July 6, 2021 and further amended and restated on May 18, 2022. Under the Plan, the Company may grant to employees, officers, directors, consultants and advisors options (incentive stock options and non-statutory stock options) or share warrants to purchase the Company’s ordinary shares, restricted stock units, restricted shares and other equity-based awards.
Under the terms of the Plan, awards may be made for up to 2,176,128 ordinary shares. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any ordinary shares not being issued, the unused ordinary shares covered by such award shall again be available for the grant of awards under the Plan.
In July 2021, in connection with the Company's initial public offering of ordinary shares (the "IPO"), the Company granted options for 4,056,770 shares subject to performance vesting under the Founders' Award. Each option is divided in twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years ("holding period") after the exercise date. As of June 30, 2022, the performance conditions were not met for any of the tranches.
The number of awards outstanding under the Plan and Founders' Award as at June 30, 2022, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2022	4,911,770	7.49
Granted	655,544	10.53
Forfeited	(19,330)	10.53
Repurchased	(200,000)	4.00
Awards outstanding as at June 30, 2022	5,347,984	8.21
Awards outstanding as at January 1, 2021	745,000	3.01
Forfeited	(10,000)	3.01
Awards outstanding as at June 30, 2021	735,000	3.01
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Equity classified share options, warrants and restricted shares expense	885	171	1,609	341
Liability classified warrants' expense	—	74	—	722
Share-based payment expense	885	245	1,609	1,063
Determination of Fair Value of Options and Warrants

In June 2021, the liability-classified warrant issued in November 2020 was modified to additionally allow net-share settlement in the event of the holder’s employment termination. The Company has the right to choose between settlement on a net-share or net-cash basis. Accordingly, effective in June 2021, the warrant qualified for recognition as an equity instrument. The carrying value of the warrant liability of $869 was reclassified as equity at the modification date.

As of modification date, the fair value per share for this warrant of EUR 3.66 was determined using the Black-Scholes model with the main data inputs being volatility of 60%, an expected life of 3.4 years and an annual risk-free interest rate of 0.51%. The exercise price for this warrant is EUR 3.01 per share.

Restricted shares

During the six months ended June 30, 2022, the board of directors of the Company approved the issuance of 32,942 restricted stock awards to non-executive directors, of which 22,422 were issued during the quarter ended June 30, 2022. The Group recorded share-based payment expense related to the restricted stock awards of $21 for the six months ended June 30, 2022, of which $16 was recorded for the quarter ended June 30, 2022. At June 30, 2022, there was $203 of total unrecognized compensation cost related to restricted stock awards.